Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities
6.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2022	2023
Interest on long-term debt	463,645	—
Administrative expenses	372,570	67,464
Voyage expense	527,581	1,071,393
Vessel operating expenses	618,510	1,869,643

Total	1,982,306	3,008,500